Additional Information of Expenses by Nature	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Additional Information of Expenses by Nature
30.	ADDITIONAL INFORMATION OF EXPENSES BY NATURE

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment and right-of-use assets

Recognized in cost of revenue	$264,804.7	$256,530.9	$299,311.4
Recognized in operating expenses	23,292.3	24,856.7	25,191.3
Recognized in other operating income and expenses	27.9	24.2	35.7

	$288,124.9	$281,411.8	$324,538.4

b. Amortization of intangible assets

Recognized in cost of revenue	$2,073.5	$3,069.9	$4,837.7
Recognized in operating expenses	2,347.9	2,402.5	2,348.5

	$4,421.4	$5,472.4	$7,186.2

c. Employee benefits expenses

Post-employment benefits
Defined contribution plans	$2,568.9	$2,609.7	$2,809.5
Defined benefit plans	281.8	259.6	204.9

	2,850.7	2,869.3	3,014.4
Other employee benefits	105,364.2	107,115.3	137,803.0

	$108,214.9	$109,984.6	$140,817.4

Employee benefits expense summarized by function
Recognized in cost of revenue	$63,597.7	$64,702.0	$83,099.0
Recognized in operating expenses	44,617.2	45,282.6	57,718.4

	$108,214.9	$109,984.6	$140,817.4

According to TSMC’s Articles of Incorporation, TSMC shall allocate compensation to directors and profit sharing bonus to employees of TSMC not more than 0.3% and not less than 1% of annual profits during the period, respectively.

TSMC accrued profit sharing bonus to employees based on a percentage of net income before income tax, profit sharing bonus to employees and compensation to directors during the period; compensation to directors was expensed based on estimated amount payable. If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the differences are recorded as a change in accounting estimate. Accrued profit sharing bonus to employees is illustrated below:

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Profit sharing bonus to employees	$23,570.0	$23,165.7	$34,753.2

TSMC’s profit sharing bonus to employees and compensation to directors for 2018, 2019 and 2020 had been approved by the Board of Directors of TSMC, as illustrated below:
	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Resolution Date of TSMC’s Board of Directors in its meeting	February 19, 2019	February 11, 2020	February 9, 2021
Profit sharing bonus to employees	$23,570.0	$23,165.7	$34,753.2

Compensation to directors	$349.3	$360.4	$509.8

There is no significant difference between the aforementioned approved amounts and the amounts charged against earnings of 2018, 2019 and 2020, respectively